Costs (Details 5) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
DisclosureOfOperatingExpensesLineItems [Line Items]
Other operating income (expense)	€ (32)	€ 16	€ (485)
Derivatives [member]
DisclosureOfOperatingExpensesLineItems [Line Items]
Other operating income (expense)	(44)	17	(487)
Cash flow hedges [member]
DisclosureOfOperatingExpensesLineItems [Line Items]
Other operating income (expense)	€ 12	€ (1)	€ 2